Distribution Date:	10/17/22	J.P. Morgan Chase Commercial Mortgage Securities Trust
Determination Date:	10/11/22
Next Distribution Date:	11/18/22
Record Date:	09/30/22	Commercial Mortgage Pass-Through Certificates
Series 2012-LC9

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	14	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	15		Don Simon	(203) 660-6100
Principal Prepayment Detail	16		PO Box 4839 | Greenwich, CT 06831 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	19			trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
Specially Serviced Loan Detail - Part 2	21
Modified Loan Detail	22
Historical Liquidated Loan Detail	23
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46639EAA9	0.669800%	42,171,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46639EAB7	1.676900%	163,562,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46639EAC5	2.475100%	54,126,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46639EAD3	2.610600%	100,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	46639EAE1	2.840000%	320,108,000.00	43,932,103.23	41,693,696.57	103,972.64	0.00	0.00	41,797,669.21	2,238,406.66	99.31%	30.00%
A-SB	46639EAF8	2.436800%	70,393,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46639EAJ0	3.353300%	85,756,000.00	85,756,000.00	0.00	239,638.00	0.00	0.00	239,638.00	85,756,000.00	72.83%	22.00%
B	46639EAK7	3.811900%	54,937,000.00	54,937,000.00	0.00	174,511.96	0.00	0.00	174,511.96	54,937,000.00	55.86%	16.87%
C	46639EAL5	4.320575%	38,858,000.00	38,858,000.00	0.00	139,907.42	0.00	0.00	139,907.42	38,858,000.00	43.86%	13.25%
D	46639EAN1	4.320575%	20,099,000.00	20,099,000.00	0.00	72,366.03	0.00	0.00	72,366.03	20,099,000.00	37.65%	11.37%
E	46639EAP6	4.320575%	40,198,000.00	40,198,000.00	0.00	263,881.12	0.00	0.00	263,881.12	40,198,000.00	25.24%	7.62%
F	46639EAQ4	4.320575%	21,438,000.00	21,438,000.00	0.00	53,152.80	0.00	0.00	53,152.80	21,438,000.00	18.62%	5.63%
G	46639EAR2	4.320575%	21,439,000.00	21,439,000.00	0.00	0.00	0.00	0.00	0.00	21,439,000.00	12.00%	3.63%
NR	46639EAS0	4.320575%	38,858,167.00	38,858,167.00	0.00	13,095.71	0.00	0.00	13,095.71	38,858,167.00	0.00%	0.00%
R	46639EAT8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,071,943,168.00	365,515,270.23	41,693,696.57	1,060,525.68	0.00	0.00	42,754,222.25	323,821,573.66

X-A	46639EAG6	1.141156%	836,116,000.00	129,688,103.23	0.00	123,328.68	0.00	0.00	123,328.68	87,994,406.66
X-B	46639EAH4	0.297938%	93,795,000.00	93,795,000.00	0.00	23,287.57	0.00	0.00	23,287.57	93,795,000.00
Notional SubTotal			929,911,000.00	223,483,103.23	0.00	146,616.25	0.00	0.00	146,616.25	181,789,406.66

Deal Distribution Total					41,693,696.57	1,207,141.93	0.00	0.00	42,900,838.50

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class EC, please refer to page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46639EAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46639EAB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46639EAC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46639EAD3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	46639EAE1	137.24150359	130.24884280	0.32480488	0.00000000	0.00000000	0.00000000	0.00000000	130.57364768	6.99266079
A-SB	46639EAF8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46639EAJ0	1,000.00000000	0.00000000	2.79441672	0.00000000	0.00000000	0.00000000	0.00000000	2.79441672	1,000.00000000
B	46639EAK7	1,000.00000000	0.00000000	3.17658336	0.00000000	0.00000000	0.00000000	0.00000000	3.17658336	1,000.00000000
C	46639EAL5	1,000.00000000	0.00000000	3.60047918	0.00000000	0.00000000	0.00000000	0.00000000	3.60047918	1,000.00000000
D	46639EAN1	1,000.00000000	0.00000000	3.60047913	0.00000000	0.00000000	0.00000000	0.00000000	3.60047913	1,000.00000000
E	46639EAP6	1,000.00000000	0.00000000	6.56453356	(2.96405443)	0.00000000	0.00000000	0.00000000	6.56453356	1,000.00000000
F	46639EAQ4	1,000.00000000	0.00000000	2.47937308	1.12110598	12.22665454	0.00000000	0.00000000	2.47937308	1,000.00000000
G	46639EAR2	1,000.00000000	0.00000000	0.00000000	3.60047903	14.70602827	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46639EAS0	1,000.00000000	0.00000000	0.33701307	3.60047915	49.70259199	0.00000000	0.00000000	0.33701307	1,000.00000000
R	46639EAT8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46639EAG6	155.10778795	0.00000000	0.14750188	0.00000000	0.00000000	0.00000000	0.00000000	0.14750188	105.24186436
X-B	46639EAH4	1,000.00000000	0.00000000	0.24828157	0.00000000	0.00000000	0.00000000	0.00000000	0.24828157	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	09/01/22 - 09/30/22	30	0.00	103,972.64	0.00	103,972.64	0.00	0.00	0.00	103,972.64	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	09/01/22 - 09/30/22	30	0.00	239,638.00	0.00	239,638.00	0.00	0.00	0.00	239,638.00	0.00
B	09/01/22 - 09/30/22	30	0.00	174,511.96	0.00	174,511.96	0.00	0.00	0.00	174,511.96	0.00
C	09/01/22 - 09/30/22	30	0.00	139,907.42	0.00	139,907.42	0.00	0.00	0.00	139,907.42	0.00
D	09/01/22 - 09/30/22	30	0.00	72,366.03	0.00	72,366.03	0.00	0.00	0.00	72,366.03	0.00
E	09/01/22 - 09/30/22	30	119,149.06	144,732.06	0.00	144,732.06	(119,149.06)	0.00	0.00	263,881.12	0.00
F	09/01/22 - 09/30/22	30	238,080.75	77,187.07	0.00	77,187.07	24,034.27	0.00	0.00	53,152.80	262,115.02
G	09/01/22 - 09/30/22	30	238,091.87	77,190.67	0.00	77,190.67	77,190.67	0.00	0.00	0.00	315,282.54
NR	09/01/22 - 09/30/22	30	1,791,443.60	139,908.02	0.00	139,908.02	139,908.02	0.00	0.00	13,095.71	1,931,351.62
X-A	09/01/22 - 09/30/22	30	0.00	123,328.68	0.00	123,328.68	0.00	0.00	0.00	123,328.68	0.00
X-B	09/01/22 - 09/30/22	30	0.00	23,287.57	0.00	23,287.57	0.00	0.00	0.00	23,287.57	0.00
Totals			2,386,765.28	1,316,030.12	0.00	1,316,030.12	121,983.90	0.00	0.00	1,207,141.93	2,508,749.18

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

Exchangeable Certificate Detail
		Pass-Through	Maximum Initial		Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution	Penalties	Losses	Total Distribution	Ending Balance
None

Up to the full certificate balance of the Class A-S, Class B and Class C certificates may be exchanged for Class EC certificates, and Class EC certificates may be exchanged for up to the full certificate balance of the Class A-S, Class B and Class C certificates.

© 2021 Computershare. All rights reserved. Confidential.								Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	42,900,838.50
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,320,964.70	Master Servicing Fee	3,076.51
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,279.30
Interest Adjustments	44.05	Trustee Fee	0.00
Deferred Interest	0.00	Senior Trust Advisor Fee	578.73
ARD Interest	13,095.71
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,334,104.46	Total Fees	4,934.55

Principal		Expenses/Reimbursements
Scheduled Principal	16,110,372.81	Reimbursement for Interest on Advances	(145.70)
Unscheduled Principal Collections		ASER Amount	87,598.51
Principal Prepayments	25,583,323.82	Special Servicing Fees (Monthly)	33,075.15
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	1,500.00
Total Principal Collected	41,693,696.63	Total Expenses/Reimbursements	122,027.96

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,207,141.93
Excess Liquidation Proceeds	0.00	Principal Distribution	41,693,696.57
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	42,900,838.50
Total Funds Collected	43,027,801.09	Total Funds Distributed	43,027,801.01

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	365,515,270.27	365,515,270.27	Beginning Certificate Balance	365,515,270.23
(-) Scheduled Principal Collections	16,110,372.81	16,110,372.81	(-) Principal Distributions	41,693,696.57
(-) Unscheduled Principal Collections	25,583,323.82	25,583,323.82	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.06)	(0.06)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	323,821,573.70	323,821,573.70	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	358,263,310.27	358,263,310.27	Ending Certificate Balance	323,821,573.66
Ending Actual Collateral Balance	324,240,470.66	324,240,470.66

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.04)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.04)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.32%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	76,396,044.58	23.59%	1	4.9696	NAP	Defeased	4	76,396,044.58	23.59%	1	4.9696	NAP
	$9,999,999 or less	3	21,784,207.52	6.73%	2	4.4033	2.528082	1.30 or less	2	66,303,430.40	20.48%	(24)	4.3737	0.514732
$10,000,000 to $24,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
$25,000,000 to $49,999,999		3	114,363,430.40	35.32%	(13)	4.5739	1.130495	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
$50,000,000 to $99,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	1	111,277,891.20	34.36%	2	3.4000	1.570000
$100,000,000 or greater		1	111,277,891.20	34.36%	2	3.4000	1.570000	1.61 to 1.75	0	0.00	0.00%	0	0.0000	0.000000
	Totals	11	323,821,573.70	100.00%	(4)	4.2524	1.464145	1.76 to 2.00	1	48,060,000.00	14.84%	1	4.8500	1.980000
								2.01 to 2.25	1	3,118,207.52	0.96%	2	5.1470	2.030000
								2.26 of Greater	2	18,666,000.00	5.76%	2	4.2791	2.611288
								Totals	11	323,821,573.70	100.00%	(4)	4.2524	1.464145
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	5	76,396,044.58	23.59%	1	4.9696	NAP
							Defeased	5	76,396,044.58	23.59%	1	4.9696	NAP
Illinois	2	6,258,400.00	1.93%	2	4.3050	2.550000
							Lodging	1	3,118,207.52	0.96%	2	5.1470	2.030000
Maryland	1	11,340,000.00	3.50%	1	4.8500	1.980000
							Office	1	38,380,719.40	11.85%	2	4.1000	0.540000
Missouri	1	111,277,891.20	34.36%	2	3.4000	1.570000
							Retail	11	205,926,602.20	63.59%	(7)	4.0011	1.612275
New Jersey	2	15,571,000.00	4.81%	1	4.7901	2.042634
							Totals	18	323,821,573.70	100.00%	(4)	4.2524	1.464145
New York	1	12,240,000.00	3.78%	1	4.8500	1.980000

North Carolina	1	10,620,000.00	3.28%	1	4.8500	1.980000

Oregon	1	27,922,711.00	8.62%	(59)	4.7500	0.480000

Pennsylvania	1	38,380,719.40	11.85%	2	4.1000	0.540000

Texas	2	5,014,807.52	1.55%	2	4.8286	2.226664

Virginia	1	8,800,000.00	2.72%	2	4.2500	2.680000

Totals	18	323,821,573.70	100.00%	(4)	4.2524	1.464145

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	76,396,044.58	23.59%	1	4.9696	NAP	Defeased	4	76,396,044.58	23.59%	1	4.9696	NAP
	4.00000% or less	1	111,277,891.20	34.36%	2	3.4000	1.570000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00001% to 4.30%	2	47,180,719.40	14.57%	2	4.1280	0.939146	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.30001% to 4.55%	1	9,866,000.00	3.05%	2	4.3050	2.550000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.55001% to 4.75%	1	27,922,711.00	8.62%	(59)	4.7500	0.480000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75001% to 4.95%	1	48,060,000.00	14.84%	1	4.8500	1.980000	49 months or greater	7	247,425,529.12	76.41%	(5)	4.0309	1.451208
	4.95001% to 5.15%	1	3,118,207.52	0.96%	2	5.1470	2.030000	Totals	11	323,821,573.70	100.00%	(4)	4.2524	1.464145
	5.15001% to 5.35%	0	0.00	0.00%	0	0.0000	0.000000
	5.35001% or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	11	323,821,573.70	100.00%	(4)	4.2524	1.464145
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	76,396,044.58	23.59%	1	4.9696	NAP	Defeased	4	76,396,044.58	23.59%	1	4.9696	NAP
	60 months or less	7	247,425,529.12	76.41%	(5)	4.0309	1.451208	Interest Only	3	66,726,000.00	20.61%	1	4.6903	2.156597
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 Months or Less	4	180,699,529.12	55.80%	(7)	3.7874	1.190732
	Totals	11	323,821,573.70	100.00%	(4)	4.2524	1.464145	300 to 330 Months	0	0.00	0.00%	0	0.0000	0.000000
								331 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	11	323,821,573.70	100.00%	(4)	4.2524	1.464145
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	76,396,044.58	23.59%	1	4.9696	NAP				None
Underwriter's Information		2	57,926,000.00	17.89%	1	4.7572	2.077083
	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 Months or more	5	189,499,529.12	58.52%	(7)	3.8089	1.259891
	Totals	11	323,821,573.70	100.00%	(4)	4.2524	1.464145
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30289496	RT	Des Peres	MO	Actual/360	3.400%	316,025.44	260,500.16	0.00	N/A	12/01/22	--	111,538,391.30	111,277,891.20	10/01/22
4	30289499	RT	Lee`s Summit	MO	Actual/360	4.928%	210,518.14	103,615.52	0.00	11/06/22	11/06/37	--	51,262,535.27	51,158,919.75	10/06/22
7	30289502	RT	Various	Various	Actual/360	4.850%	194,242.50	0.00	0.00	11/06/22	11/06/32	--	48,060,000.00	48,060,000.00	10/06/22
8	30289503	OF	Philadelphia	PA	Actual/360	4.100%	131,452.68	93,234.56	0.00	N/A	12/01/22	--	38,473,953.96	38,380,719.40	10/01/22
12	30289507	RT	Salem	OR	Actual/360	4.750%	110,775.48	62,672.26	0.00	N/A	11/01/17	--	27,985,383.26	27,922,711.00	03/01/22
18	30289513	MF	Various	Various	Actual/360	5.170%	76,543.89	17,766,472.38	0.00	N/A	11/06/22	--	17,766,472.38	0.00	10/06/22
20	30289515	LO	Corpus Christi	TX	Actual/360	5.053%	52,214.17	44,048.16	0.00	N/A	12/06/22	--	12,399,960.43	12,355,912.27	10/06/22
25	30289520	LO	Austin	TX	Actual/360	4.900%	37,138.76	21,506.54	0.00	N/A	11/06/22	--	9,095,205.31	9,073,698.77	10/06/22
28	30289523	RT	Various	Various	Actual/360	4.305%	35,394.28	0.00	0.00	12/01/22	04/01/24	--	9,866,000.00	9,866,000.00	10/01/22
29	30289524	RT	Gainesville	VA	Actual/360	4.250%	31,166.67	0.00	0.00	12/01/22	12/01/31	--	8,800,000.00	8,800,000.00	10/01/22
32	30289527	RT	Chardon	OH	Actual/360	4.529%	21,430.78	5,678,281.14	0.00	N/A	10/06/22	--	5,678,281.14	0.00	10/06/22
34	30289529	OF	Austin	TX	Actual/360	4.600%	20,305.97	5,285,719.25	0.00	N/A	10/06/22	--	5,285,719.25	0.00	10/06/22
38	30289533	LO	Fresno	CA	Actual/360	5.424%	17,269.66	13,208.20	0.00	N/A	11/06/22	--	3,820,721.99	3,807,513.79	10/06/22
39	30289534	RT	Millbrook	AL	Actual/360	5.000%	18,798.69	4,511,685.00	0.00	09/06/22	09/06/37	--	4,511,685.00	0.00	10/06/22
40	30289535	LO	Panama City Beach	FL	Actual/360	5.413%	14,768.70	3,274,050.79	0.00	N/A	10/06/22	--	3,274,050.79	0.00	10/06/22
41	30289536	LO	Corpus Christi	TX	Actual/360	5.147%	13,421.77	11,017.52	0.00	N/A	12/06/22	--	3,129,225.04	3,118,207.52	10/06/22
42	30289537	RT	Greenwood	AR	Actual/360	5.000%	13,940.57	3,345,736.00	0.00	09/06/22	09/06/37	--	3,345,736.00	0.00	10/06/22
44	30289539	MH	Kyle	TX	Actual/360	5.500%	5,600.60	1,221,949.15	0.00	N/A	10/06/22	--	1,221,949.15	0.00	10/06/22
Totals							1,321,008.75	41,693,696.63	0.00				365,515,270.27	323,821,573.70
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	13,832,531.58	15,877,237.78	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	6,163,823.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,513,631.04	2,097,698.08	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,025,265.97	0.00	--	--	03/11/22	22,176,835.84	624,869.32	85,518.07	587,590.69	0.00	0.00
18	3,110,898.08	3,251,226.46	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1,111,440.76	1,147,781.28	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	945,041.47	1,028,820.86	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,020,000.00	1,020,000.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	447,698.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,277,512.62	865,827.17	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	657,574.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	332,000.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	32,437,417.93	25,288,591.63				22,176,835.84	624,869.32	85,518.07	587,590.69	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
18	30289513	17,725,902.82	Payoff Prior to Maturity	0.00	0.00
39	30289534	4,511,685.00	Payoff Prior to Maturity	0.00	0.00
42	30289537	3,345,736.00	Payoff Prior to Maturity	0.00	0.00
Totals		25,583,323.82		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	1	27,922,711.00	0	0.00	0	0.00	3	25,583,323.82	4.252375%	4.236275%	(4)
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	1	27,985,383.26	0	0.00	0	0.00	1	5,460,000.00	4.336775%	4.320575%	(2)
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	1	28,044,122.75	0	0.00	0	0.00	4	23,491,588.80	4.344169%	4.327970%	(1)
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	1	28,102,622.96	0	0.00	0	0.00	4	130,850,227.99	4.363500%	4.347307%	0
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	1	28,164,585.88	0	0.00	0	0.00	1	773,500.00	4.379794%	4.362206%	2
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	1	28,222,595.37	0	0.00	0	0.00	0	0.00	4.381103%	4.363517%	3
04/18/22	0	0.00	0	0.00	0	0.00	0	0.00	1	28,284,085.27	0	0.00	0	0.00	0	0.00	4.380995%	4.363409%	4
03/17/22	0	0.00	0	0.00	0	0.00	0	0.00	1	28,341,607.96	0	0.00	0	0.00	0	0.00	4.380884%	4.363297%	5
02/17/22	0	0.00	0	0.00	0	0.00	0	0.00	1	28,410,096.18	0	0.00	0	0.00	0	0.00	4.380782%	4.363195%	6
01/18/22	0	0.00	0	0.00	0	0.00	0	0.00	1	28,467,105.55	0	0.00	0	0.00	0	0.00	4.380671%	4.363084%	7
12/17/21	0	0.00	0	0.00	0	0.00	0	0.00	1	28,523,882.69	0	0.00	0	0.00	0	0.00	4.380561%	4.362973%	8
11/18/21	0	0.00	0	0.00	0	0.00	0	0.00	1	28,584,184.70	0	0.00	0	0.00	0	0.00	4.380453%	4.362866%	9
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
12	30289507	03/01/22	6	5	85,518.07	587,590.69	313,575.74	28,341,607.96	08/15/17	7			08/30/18
Totals					85,518.07	587,590.69	313,575.74	28,341,607.96

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		27,922,711	0	0		27,922,711
0 - 6 Months		178,013,943	178,013,943	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		9,866,000	9,866,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		108,018,920	108,018,920	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-22	323,821,574	295,898,863	0	0	0	27,922,711
Sep-22	365,515,270	337,529,887	0	0	0	27,985,383
Aug-22	371,639,157	343,595,034	0	0	0	28,044,123
Jul-22	395,792,209	367,689,586	0	0	0	28,102,623
Jun-22	527,484,515	499,319,929	0	0	0	28,164,586
May-22	529,099,915	500,877,320	0	0	0	28,222,595
Apr-22	529,987,115	501,703,030	0	0	0	28,284,085
Mar-22	530,822,617	502,481,009	0	0	0	28,341,608
Feb-22	531,800,920	503,390,823	0	0	0	28,410,096
Jan-22	532,629,701	504,162,596	0	0	0	28,467,106
Dec-21	533,455,419	504,931,537	0	0	0	28,523,883
Nov-21	534,327,017	505,742,832	0	0	0	28,584,185
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	30289496	111,277,891.20	111,277,891.20	340,000,000.00	11/02/12	15,877,237.78	1.57000	06/30/22	12/01/22	241
8	30289503	38,380,719.40	38,380,719.40		--	1,443,598.08	0.54000	06/30/22	12/01/22	241
12	30289507	27,922,711.00	28,341,607.96	9,000,000.00	01/18/22	994,126.99	0.48000	12/31/21	11/01/17	241
Totals		177,581,321.60	178,000,218.56	349,000,000.00		18,314,962.85

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	30289496	RT	MO	04/06/20	3

10/11/2022 - Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Parent Co of Borrower filed BNK. Ongoing discussions between Borrower and Special Servicer regarding the collateral’s performance and up coming maturity. Special Servicer continues to monitor the Loan and its collateral.

8	30289503	OF	PA	09/16/22	98
10/11/2022 - Loan has recently transferred to SS, we have reached out to Borrower rep and circulated PNL.

12	30289507	RT	OR	08/15/17	7

10/11/2022 - Property foreclosed on 8/30/18. Property has been well maintained. Collateral is 84% occupied inclusive of inline (permanent and specialty leasing) as well as the theater out parcel). Inline occupancy is 66%. Per Government order on State, property was closed 3/24/20 temporarily due to COVID-19. Mall reopened 5/22/20. Theater re-opened end of May 2021. Nordstrom Box (NAP of collateral) being redeveloped to multi-family mid-end 2023.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	23,237.16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	4,007.70	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	5,830.29	0.00	0.00	87,598.51	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,500.00	0.00
40	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(145.70)	0.00	0.00	0.00
Total	0.00	0.00	33,075.15	0.00	0.00	87,598.51	0.00	0.00	(145.70)	0.00	1,500.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		122,027.96

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Supplemental Notes
None

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